Segment Reporting	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

13. Segment Information

The Company manages its business on the basis of two reportable segments — the primary segment is the packaging and sale of fruits and vegetables and secondarily, the packaging and sale of snack products. The Company markets its product almost entirely in the United States. Export sales represented 9.2%, 9.8%, and 9.4% of total sales in 2014, 2013, and 2012, respectively. In 2014, 2013, and 2012, the sale of Green Giant vegetables accounted for 13%, 13%, and 13% of net sales, respectively. “Other” in the table below represents activity related to can sales, trucking, seed sales, and flight operations.

	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2014:
Net sales	$1,302,857	$11,496	$25,855	$1,340,208
Operating income	21,063	872	1,669	23,604
Interest expense, net	6,113	27	122	6,262
Income tax expense	3,118	189	256	3,563
Identifiable assets	761,078	3,770	4,005	768,853
Capital expenditures	17,339	0	2,109	19,448
Depreciation and amortization	21,842	394	1,045	23,281

2013:
Net sales	$1,243,107	$11,357	$21,833	$1,276,297
Operating income	70,313	174	447	70,934
Interest expense, net	7,319	35	132	7,486
Income tax expense	21,831	53	151	22,035
Identifiable assets	791,643	4,038	2,775	798,456
Capital expenditures	16,125	0	246	16,371
Depreciation and amortization	22,146	404	701	23,251

2012:
Net sales	$1,226,408	$11,730	$19,667	$1,257,805
Operating income (loss)	25,955	(714)	382	25,623
Interest expense, net	7,929	47	126	8,102
Income tax expense (benefit)	6,398	(247)	114	6,265
Identifiable assets	730,147	4,739	3,150	738,036
Capital expenditures	25,636	22	1,767	27,425
Depreciation and amortization	21,780	475	436	22,691

The fruit and vegetable segment, consisting of GMOL, canned fruit and vegetables and frozen products, represented 99%, 99% and 99% of assets and 93%, 101% and 107% of pre-tax earnings in 2014, 2013 and 2012, respectively.

Classes of similar products/services:	2014	2013	2012
	(In thousands)
Net Sales:
GMOL *	$177,881	$165,684	$166,231
Canned vegetables	753,318	746,892	743,123
Frozen *	107,109	84,935	96,870
Fruit	264,549	245,596	220,184
Snack	11,496	11,357	11,730
Other	25,855	21,833	19,667
Total	$1,340,208	$1,276,297	$1,257,805

* GMOL includes frozen vegetables exclusively for GMOL.